Sprott Gold Equity Fund

Schedule of Investments as of September 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 83.15%
Gold Related Securities - 73.11%
Australia - 9.73%
Bellevue Gold Ltd. (a)	10,874,000	$5,216,682
Evolution Mining Ltd.	9,873,421	12,946,885
Northern Star Resources Ltd.	2,714,500	13,595,507
Perseus Mining Ltd.	19,500,000	18,959,286
West African Resources Ltd. (a)	24,900,000	16,723,702
Westgold Resources Ltd. (a)	3,861,905	2,062,680

		69,504,742

Canada - 53.68%
Agnico Eagle Mines Ltd.	754,602	31,880,822
Alamos Gold, Inc. - Class A	3,799,600	28,155,036
Baru Gold Corp. (a)(b)	13,290,993	336,761
Equinox Gold Corp. (a)(c)	3,555,595	12,895,740
Falco Resources Ltd. (a)(b)	23,722,300	3,434,655
I-80 Gold Corp. (a)(b)(c)	15,915,264	28,112,531
International Tower Hill Mines Ltd. (a)(b)	6,750,222	3,494,590
International Tower Hill Mines Ltd. (a)(b)(d)	1,369,738	704,032
International Tower Hill Mines Ltd. (a)(b)(d)(e)	18,664,631	9,593,433
Jaguar Mining, Inc. (b)	5,736,559	12,707,764
Kinross Gold Corp.	1,868,967	7,027,316
Maverix Metals, Inc.	615,000	2,060,250
Maverix Metals, Inc. (c)(d)	3,087,500	10,259,257
New Gold, Inc. (a)(c)	13,633,100	11,997,128
Novagold Resources, Inc. (a)	2,030,800	9,524,452
NuLegacy Gold Corp. (a)(b)(f) (Originally acquired 04/19/16, Cost $6,682,143)	37,852,485	890,582
OceanaGold Corp. (a)	12,500,000	20,360,517
Orla Mining Ltd. (a)	357,900	1,168,516
Osisko Development Corp. (a)	844,466	3,796,383
Osisko Gold Royalties Ltd.	2,254,467	22,963,297
Osisko Mining, Inc. (a)(b)	15,384,239	34,413,652
Pan American Silver Corp.	863,445	13,711,507
Sandstorm Gold Ltd. (c)	2,000,000	10,340,000
Seabridge Gold, Inc. (a)	850,000	10,089,500
Silvercrest Metals, Inc. (a)(b)	4,056,600	22,524,430
SSR Mining, Inc.	1,211,900	17,818,575
Strategic Metals Ltd. (a)(b)	9,886,500	1,860,854
Torex Gold Resources, Inc. (a)	2,233,900	16,123,345
Trifecta Gold Ltd. (a)(f) (Originally acquired 10/08/10, Cost $0)	2,325,199	71,539
Victoria Gold Corp. (a)(b)	2,464,600	14,612,570
Wesdome Gold Mines Ltd. (a)	3,065,200	20,725,354

		383,654,388

South Africa - 3.04%
Gold Fields Ltd. - ADR (c)	2,481,000	20,071,290
Gold Fields Ltd. (d)	200,000	1,629,282

		21,700,572

United Kingdom - 3.19%
Endeavour Mining PLC	1,238,000	22,835,798

United States - 3.47%
Contango ORE, Inc. (a)	263,200	7,869,680
Electrum Ltd. (a)(f) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	—
Newmont Corp.	402,700	16,925,481

		24,795,161

Total Gold Related Securities		522,490,661

Other Precious Metals Related Securities - 8.97%
Canada - 5.88%
Bear Creek Mining Corp. (a)	4,079,000	1,712,687
MAG Silver Corp. (a)(b)(c)	1,742,835	21,750,581
MAG Silver Corp. (a)(b)(d)(e)	1,432,665	17,932,297
Nickel Creek Platinum Corp. (a)(b)	14,037,494	609,729

		42,005,294

South Africa - 2.69%
Sibanye Stillwater Ltd. - ADR (c)	2,064,000	19,236,480

United States - 0.40%
Gatos Silver, Inc. (a)(c)	906,416	2,429,194
Sunshine Silver Mining and Refining (a)(f) (Originally acquired 03/15/11, Cost $4,525,333)	243,690	402,089

		2,831,283

Total Other Precious Metals Related Securities		64,073,057

Other Securities - 1.07%
United States - 1.07%
Aclara Resources, Inc. (a)	524,621	121,532
Gold Bullion International LLC (a)(b)(f) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc. (a)(f) (Originally acquired 10/09/07, Cost $126,097)	74,532	596,256
Ivanhoe Electric, Inc. (a)	6,996	57,717

Total Other Securities		7,675,505

Total Common Stocks (Cost $855,105,852)		594,239,223

Private Fund - 1.67%
Gold Related Security - 1.67%
Tocqueville Bullion Reserve LP - Class G (a)(b)	7,619	11,915,142

Total Private Fund (Cost $13,795,735)		11,915,142

Gold Bullion - 14.94%
United States - 14.94%
Gold Bullion (a)	64,277	106,738,913

Total Gold Bullion (Cost $26,362,683)		106,738,913

Warrants - 0.03%
Gold Related Securities - 0.03%
Canada - 0.03%
Falco Resources Ltd.
Expiration: 07/31/2025, Exercise Price: CAD $0.55 (a)(b)(d)(e)(f) (Originally acquired 09/07/21, Cost $0)	3,750,000	23,347
NuLegacy Gold Corp.
Expiration: 10/08/2022, Exercise Price: CAD $0.12 (a)(b)(e)(f) (Originally acquired 10/07/19, Cost $0)	4,648,198	—
Osisko Development Corp.
Expiration: 12/01/2023, Exercise Price: CAD $30.00 (a)(d)(f) (Originally acquired 10/28/20, Cost $0)	222,233	46,656
Osisko Development Corp.
Expiration: 03/02/2027, Exercise Price: CAD $7.60 (a)(d)(f) (Originally acquired 02/28/2022, Cost $0)	500,000	128,171

Total Gold Related Securities		198,174

Other Precious Metals Related Securities - 0.00%
Canada - 0.00%
Nickel Creek Platinum Corp.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(b)(e)(f) (Originally acquired 07/01/19 Cost $0)	1,658,293	9,604

Total Other Precious Metals Related Securities		9,604

Total Warrants (Cost $0)		207,778

Short-Term Investments - 5.99%
Money Market Fund - 0.55%
Invesco Treasury Portfolio
Institutional Class, 2.883% (g)	4,000,885	4,000,885

Investments Purchased with Proceeds from Securities Lending - 5.44%
Mount Vernon Liquid Assets, 3.18%	38,898,414	38,898,414

Total Short-Term Investments (Cost $42,899,299)		42,899,299

Total Investments (Cost $938,163,569) - 105.78%		756,000,355
Liabilities in Excess of Other Assets - ((5.78)%)		(41,338,626)

Total Net Assets - 100.00%		$714,661,729

(a)	Non-income producing security.
(b)	Affiliated company. See note 2.
(c)

This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $37,901,446. The loaned securities were secured with cash collateral of $38,898,414. The cash collateral received consist of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(d)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(e)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of September 30, 2022 was $27,558,681, which represented 3.86% of net assets.
(f)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See note 2. The aggregate value of fair valued securities as of September 30, 2022 was $9,068,244, which represented 1.27% of net assets.

(g)	Variable rate security. Rate listed is the 7-day effective yield as of September 30, 2022.

The Accompanying Footnotes are an Integral Part of these Financial Statements.